Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Long Term Debt
The following table summarizes the Company’s long-term debt:

As at	March 31,	March 31,
	2025	2024
	$	$
Senior secured revolving credit facility (the "Credit Facility") (a)	77,729	81,073
Secured loans (b)	—	8,537
Subordinated unsecured loans (c)	20,000	20,000
Balance of purchase price payable with a nominal value of $4,479,000 (US$3,115,000) (March 31, 2024 - $8,436,000 (US$6,230,000)), non-interest bearing (4.4% effective interest rate), payable in annual installments of $4,479,000 (US$3,115,000), maturing on July 1, 2025	4,431	8,172
Balance of purchase price payable with a nominal value of $8,625,000, non-interest bearing (8.0% effective interest rate), payable in annual installments of $3,450,000 for the first and second anniversaries, and $1,725,000 for the third anniversary, maturing on December 1, 2027 (note 4)	7,718	—
Other debt from XRM Acquisition	379	—
Unamortized transaction costs (net of accumulated amortization of $403,000 and $215,000)	(338)	(400)
	109,919	117,382
Current portion of long-term debt	8,059	12,687
	101,860	104,695

(a) The Credit Facility is available to a maximum amount of $140,000,000 which can be increased under an accordion provision to $190,000,000, under certain conditions, and can be drawn in Canadian dollars and the equivalent amount in U.S. dollars. It is available in prime rate advances, CORRA advances, SOFR advances and letters of credit of up to $2,500,000.
11. LONG-TERM DEBT (CONT’D)
The advances bear interest at the Canadian or U.S. prime rate, plus an applicable margin ranging from 0.75% to 1.75%, or CORRA or SOFR rates, plus an applicable margin ranging from 2.00% to 3.00%, as applicable for Canadian and U.S. advances, respectively. The applicable margin is determined based on certain financial ratios. As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding any leased equipment and Investissement Québec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits. Under the terms of the agreement, the Company is required to maintain certain financial covenants which are measured on a quarterly basis.
The Credit Facility matures on April 1, 2027 and is renewable for additional one-year periods at the lender’s discretion, provided that the term of the Credit Facility never exceeds three years at a given time.
As at March 31, 2025, the amount outstanding under the Credit Facility includes $61,829,000 (March 31, 2024 - $71,773,000) payable in U.S. dollars (US$43,000,000; March 31, 2024 - US$53,000,000).
The Company has an additional operating credit facility available to a maximum amount of $2,876,000 (US$2,000,000), bearing interest at the U.S. prime rate plus 1.00%. This operating credit facility can be terminated by the lender at any time. There was no amount outstanding under this additional operating credit facility as at March 31, 2025.
(b) The secured loans issued by Investissement Québec to finance the Company’s 2023 refundable tax credits have been repaid in full during the year ended March 31, 2025.
(c) The subordinated unsecured loans with Investissement Québec, in the amount of $20,000,000, mature on October 1, 2026 and are renewable for one additional year at the lender’s discretion. For the period up to October 1, 2025, the first $10,000,000 bears fixed interest rates ranging between 6.00% and 7.25% and the additional $10,000,000 bears interest ranging between 7.10% and 8.35%, determined and payable quarterly, based on certain financial ratios. The interest rates for the period between October 1, 2025 to October 1, 2026 will be communicated by the lender at the latest fifteen days prior to October 1, 2025. Once communicated, the Company will have the option to partially or fully repay the loans, without penalties, by October 1, 2025 at the latest.
Under the terms of the loans, the Company is required to maintain compliance with certain financial covenants which are measured on a quarterly basis.
(a)(c) The Company was in compliance with all of its financial covenants as at March 31, 2025 and 2024.